Note 3 - Vessels, Net	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Vessels, net

The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2018	61,279,976	(9,147,897)	52,132,079
Depreciation for the period	-	(1,708,526)	(1,708,526)
Vessel capitalized expenses	1,867	-	1,867
Balance, June 30, 2018	61,281,843	(10,856,423)	50,425,420

On
June 25, 2018,
the Company sold M/V Monica P, a drybulk vessel it had acquired in
2009,
for a net price of
$6.26
million. After sales commissions of
3%,
which includes the
1%
payable to Eurochart, and other sale expenses, the Company realized a gain of
$1.34
million. The vessel was classified as held for sale and written down to its fair market value less estimated costs to sell as of
September 30, 2017.
M/V "Monica P" was still held for sale as of
December 31, 2017
with a value of
$4.9
million that is presented in “Vessels held for sale” in the accompanying unaudited condensed consolidated balance sheet as of
December 31, 2017.

As of
June 30, 2018
all vessels are used as collateral under the Company’s loan agreements (see Note
5
).